                       PORTFOLIO SELECT VARIABLE ANNUITY

                                   Issued by

                          PFL Life Insurance Company

                      Supplement Dated December 29, 2000
                                    to the
                         Prospectus dated May 1, 2000

Effective December 29, 2000, the following changes were made:

  . Alliance Premier Growth Portfolio--Class B and Alliance Technology
    Portfolio--Class B, managed by Alliance Capital Management L.P., were added as investment choices; and

  . Evergreen VA Blue Chip Fund and Evergreen VA Omega Fund, managed by
    Evergreen Investment Management Company, were added as investment choices.

All defined terms used herein, which are not defined herein, shall have the same meanings as the same terms used in the accompanying prospectus.

Alliance Premier Growth Portfolio--Class B, Alliance Technology Portfolio-- Class B, Evergreen VA Blue Chip Fund, and Evergreen VA Omega Fund may not currently be available in all states. Please contact your financial representative for additional information regarding the availability of these portfolios in your state.

                             ---------------------

The following information hereby supplements the Annuity Policy Fee Table contained in the prospectus.

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                           ANNUITY POLICY FEE TABLE

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   Portfolio Annual Expenses(/1/) (as a percentage of average net assets and after expense reimbursements)
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                                                                         Total
                                                                Rule   Portfolio
                                            Management  Other   12b-1   Annual
                                               Fees    Expenses Fees   Expenses
--------------------------------------------------------------------------------
  Alliance Premier Growth Portfolio --
   Class B.................................    1.00%     0.04%  0.25%    1.29%
  Alliance Technology Portfolio -- Class
   B(/2/)..................................    1.00%     0.27%  0.25%    1.52%
  Evergreen VA Blue Chip Fund(/3/)(/4/)....    0.61%     0.65%   --      1.26%
  Evergreen VA Omega Fund(/5/).............    0.52%     0.44%   --      0.96%
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(/1/)The fee table information relating to the underlying funds was provided to PFL by the underlying funds, their investment advisers or managers, and PFL has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. Therefore, PFL disclaims any and all liability for such information.
(/2/)Effective May 1, 2000, the Alliance Technology Portfolio no longer assumed portfolio expenses. Accordingly, the table shows restated total expenses for the fund without the assumption of expenses as of December 31, 1999.
(/3/)Estimated for the fiscal year ending 12/31/2000.
(/4/)From time to time, the Portfolio's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Portfolios investment advisor may cease these waivers or reimbursements at any time. The Total Portfolio Annual Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expenses reimbursements, Total Portfolio Annual Expenses are estimated to be 1.00%.
(/5/)The Total Portfolio Annual Expenses are restated for the fiscal year ended
    12/31/1999 to reflect current fees.

EXAMPLES

The following information hereby supplements the Examples contained in the prospectus.

You would pay the following expenses        The expenses reflect different
on a $1,000 investment, assuming a          mortality and expense risk fees
hypothetical 5% annual return on            depending on which death benefit
assets, assuming the entire policy          you select:
value is in the applicable                  A = Return of Premium Death
subaccount, and assuming the family             Benefit (1.10% charge)
income protector rider has not been         B = 5% Annually Compounding Death
selected:                                       Benefit or the Annual Step-Up
                                                Death Benefit (1.25% charge)

                                                            If the Policy is
                                                             annuitized at
                                                             the end of the
                                     If the Policy is       applicable time
                                       surrendered          period or if the
                                    at the end of the       Policy is still
                                        applicable        in the accumulation
                                       time period.              phase.
-------------------------------------------------------------------------------
                                   1     3     5    10    1     3     5    10
Subaccounts                       Year Years Years Years Year Years Years Years
-------------------------------------------------------------------------------
Alliance Premier Growth         A $ 80 $ 122 $ 147 $ 294 $ 26 $  81 $ 138 $ 294
                               ------------------------------------------------
Portfolio--Class B...........   B $ 82 $ 126 $ 154 $ 308 $ 28 $  85 $ 146 $ 308
-------------------------------------------------------------------------------
Alliance Technology
 Portfolio--Class B..........   A $ 83 $ 129 $ 158 $ 316 $ 29 $  88 $ 150 $ 316
                               ------------------------------------------------
                                B $ 84 $ 133 $ 166 $ 330 $ 30 $  92 $ 157 $ 330
-------------------------------------------------------------------------------
Evergreen VA Blue Chip Fund..   A $ 80 $ 121 $ 145 $ 291 $ 26 $  80 $ 137 $ 291
                               ------------------------------------------------
                                B $ 81 $ 125 $ 153 $ 306 $ 28 $  85 $ 144 $ 306
-------------------------------------------------------------------------------
Evergreen VA Omega Fund......   A $ 77 $ 112 $ 130 $ 261 $ 23 $  71 $ 122 $ 261
                               ------------------------------------------------
                                B $ 78 $ 116 $ 138 $ 276 $ 25 $  76 $ 129 $ 276

The above table will assist you in understanding the costs and expenses of the policy and the underlying funds that you will bear, directly or indirectly. These include the 1999 expenses of the underlying fund portfolios. In addition to the expenses listed above, premium taxes may be applicable.

The examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In these examples, the annual $30 service charge is reflected as a charge of 0.0636% based on an estimated average policy value of $47,175.00.

These examples do not reflect the annual fee of 0.30% of the minimum annuitization value for the family income protector rider. The above expense figures would be approximately $3 per year higher if you elected that rider.

Financial Information. The Alliance Premier Growth Subaccount--Class B, Alliance Technology Subaccount--Class B, Evergreen VA Blue Chip Fund, and Evergreen VA Omega Fund had not commenced operations as of December 31, 1999, therefore comparable information is not available.

                                  APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standardized Performance Data and Non-Standardized Performance Data

The Alliance Premier Growth Subaccount--Class B, Alliance Technology Subaccount--Class B, Evergreen VA Blue Chip Fund and Evergreen VA Omega Fund had not commenced operations as of December 31, 1999, therefore, comparable data is not available.

  The following Tables hereby supplement the corresponding Historical Performance Data Tables in the prospectus.

 Adjusted Historical Performance Data

     TABLE 3--A Adjusted Historical Annual Total Returns(/1/) (Assuming No
                 Surrender Charge or Family Income Protector)
-------------------------------------------------------------------------------
                        Return of Premium Death Benefit
              (Total Mutual Fund Account Annual Expenses: 1.25%)
-------------------------------------------------------------------------------

                                                                   Corresponding
                                                       10 Year       Portfolio
Portfolio                            1 Year  5 Year  or Inception  Inception Date
----------------------------------------------------------------------------------
Alliance Premier Growth Portfolio--
 Class B(/2/)......................  30.39%  34.05%     24.48%       June 26, 1992
Alliance Technology Portfolio--
 Class B(/3/)......................  73.21%    N/A      33.92%    January 11, 1996
Evergreen VA Blue Chip Fund........    N/A     N/A        N/A       April 28, 2000
Evergreen VA Omega Fund............  45.46%    N/A      26.24%       March 6, 1997


                                  TABLE 3--B
             Adjusted Historical Average Annual Total Returns(/1/)
           (Assuming No Surrender Charge or Family Income Protector)
----------------------------------------------------------------------------------
                     5% Annually Compounding Death Benefit
                        or Annual Step-Up Death Benefit
              (Total Mutual Fund Account Annual Expenses: 1.40%)
----------------------------------------------------------------------------------
                                                                   Corresponding
                                                       10 Year       Portfolio
Portfolio                            1 Year  5 Year  or Inception  Inception Date
----------------------------------------------------------------------------------
Alliance Premier Growth Portfolio--
 Class B(/2/)......................  30.20%  33.85%     24.29%       June 26, 1992
Alliance Technology Portfolio--
 Class B(/3/)......................  72.96%    N/A      33.73%    January 11, 1996
Evergreen VA Blue Chip Fund........    N/A     N/A        N/A       April 28, 2000
Evergreen VA Omega Fund............  45.25%    N/A      26.05%       March 6, 1997

(/1/)The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.
(/2/)Returns prior to July 14, 1999 for the portfolios are based on historical returns for Class A Shares, adjusted to reflect the Class B Share portfolio annual expenses.
(/3/)Returns prior to September 22, 1999 for the portfolios are based on historical returns for Class A Shares, adjusted to reflect the Class B Share portfolio annual expenses.


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